UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA CALIFORNIA BOND FUND - SEMIANNUAL REPORT FOR PERIOD ENDED
SEPTEMBER 30, 2008

[LOGO OF USAA]
   USAA(R)

                             [GRAPHIC OF USAA CALIFORNIA BOND FUND]

==================================

    SEMIANNUAL REPORT
    USAA CALIFORNIA BOND FUND
    SEPTEMBER 30, 2008

==================================

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FUND OBJECTIVE

HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests   primarily  in   long-term   investment-grade   California   tax-exempt
securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

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

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

    Portfolio of Investments                                                  15

    Notes to Portfolio of Investments                                         20

    Financial Statements                                                      21

    Notes to Financial Statements                                             24

EXPENSE EXAMPLE                                                               34

ADVISORY AGREEMENT                                                            36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

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

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PRESIDENT'S
MESSAGE

"AT SOME POINT, FUNDAMENTAL
VALUATIONS AND COOLER HEADS                      [PHOTO OF CHRISTOPHER W. CLAUS]
WILL PREVAIL."

--------------------------------------------------------------------------------

OCTOBER 2008

2008 has been a year for the history books -- one of the most volatile and challenging on record. That said, I believe the headlines that compare the current situation to the Great Depression are overly dramatic. Has the U.S. economy entered a recession? I believe so. The question is how long and severe it will be.

As of this writing, companies worldwide are dealing with a liquidity crunch in which they cannot get the financing they need to fund day-to-day operations. With their own stressed balance sheets to consider, banks and financial companies are hesitant to lend, concerned that they might not get their money back. This crisis of confidence, which has little to do with the fundamental value of stocks and bonds, has frozen the credit markets. Government action around the world should bring a thaw, but restoring confidence takes time.

With banks lending mainly to those with high credit scores, the day of reckoning has come for the American consumer. Many people are finding it difficult to get a mortgage, car loan, or new credit card. So they have reined in spending and are cleaning up their own balance sheets. In August, consumer borrowing fell for the first time in more than a decade, according to the Federal Reserve. Although the process is painful, the outcome should be healthy as more Americans begin living within their means and increasing their savings.

What  does  this  have  to  do  with  tax-exempt  bonds?   State  and  municipal
governments' tax revenues tend to decline during recessions, which may force them to cut expenses by reducing services, doing more with less,

================================================================================

2  | USAA CALIFORNIA BOND FUND

================================================================================

and/or raising taxes. Fortunately, many have sound cost-management structures and are addressing potential budgetary issues. However, because of tight credit conditions, many also are finding it hard to borrow and paying higher interest rates for financing they do obtain.

The benefit to tax-exempt bondholders is a potentially higher yield. Indeed, as I write to you, many high-quality municipal securities are offering even higher yields than Treasuries. As the market stabilizes and liquidity improves, municipal bond prices are likely to increase, which potentially could add value to your tax-exempt holdings beyond the attractive after-tax yields you may have received already. In the meantime, we are taking advantage of what appear to be compelling buying opportunities.

We understand that market volatility is hard on you. However, financial markets tend to overreact on both the upside and the downside. At some point, fundamental valuations and cooler heads will prevail. If you are confident about the future of our country and have a time horizon of three to five years, I believe you will find yourself well positioned.

Furthermore, tax-exempt securities -- which generally offer income free from federal income taxes and, in some cases, state income taxes -- may become more appealing if rising federal budget deficits force the federal government to raise income taxes and decrease deductions.

At USAA Investment Management Company, we continue to be pleased with the income distributions of your tax-exempt funds. We see potential for recovery in the share price of these portfolios as things return to historical norms.

From all of us here, thank you for your trust and confidence. We value your business and the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGER'S
COMMENTARY
ON THE FUND

JOHN BONNELL, CFA*                                       [PHOTO OF JOHN BONNELL]
USAA Investment Management Company

--------------------------------------------------------------------------------

o HOW DID THE FUND PERFORM FROM APRIL 1, 2008, TO SEPTEMBER 30, 2008?

    Your tax-exempt USAA California Bond Fund provided a total return of -4.14% versus an average of -3.87% for the 124 funds in the Lipper California Municipal Debt Funds Average. This compares to a -2.59% return for the Lehman Brothers Municipal Bond Index and a -3.66% return for the Lipper California Municipal Debt Funds Index.

    The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 5.08%, above the 4.38% of the Lipper category average.

o   WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

    After a single rate cut on April 30, the Federal Reserve Board (the Fed) held the federal funds target rate at 2.00% and focused its attention on inflation.

    *Robert Pariseau, co-manager of three state bond funds and the Tax Exempt Long-Term Fund, retired from USAA Investment Management Company effective May 31, 2008. John Bonnell remains as portfolio manager for these funds.

    Refer to pages 12 and 13 for benchmark definitions.

    Past performance is no guarantee of future results.

================================================================================

4  | USAA CALIFORNIA BOND FUND

================================================================================

                 o  30-YEAR AAA G.O. AND TREASURY BOND YIELDS  o

              [CHART OF 30-YEAR AAA G.O. AND TREASURY BOND YIELDS]

                               30-YEAR MUNICIPAL                   30-YEAR U.S.
                                 AAA G.O. BONDS                   TREASURY BONDS
                               -----------------                  --------------
3/31/2008                             4.96%                           4.293%
 4/1/2008                             4.95                            4.400
 4/2/2008                             4.96                            4.406
 4/3/2008                             4.96                            4.379
 4/4/2008                             4.93                            4.306
 4/7/2008                             4.89                            4.346
 4/8/2008                             4.91                            4.380
 4/9/2008                             4.88                            4.321
4/10/2008                             4.81                            4.349
4/11/2008                             4.81                            4.300
4/14/2008                             4.79                            4.350
4/15/2008                             4.79                            4.442
4/16/2008                             4.78                            4.494
4/17/2008                             4.79                            4.527
4/18/2008                             4.79                            4.497
4/21/2008                             4.79                            4.489
4/22/2008                             4.79                            4.445
4/23/2008                             4.78                            4.492
4/24/2008                             4.79                            4.547
4/25/2008                             4.82                            4.592
4/28/2008                             4.84                            4.561
4/29/2008                             4.82                            4.552
4/30/2008                             4.80                            4.468
 5/1/2008                             4.82                            4.500
 5/2/2008                             4.83                            4.579
 5/5/2008                             4.87                            4.602
 5/6/2008                             4.88                            4.664
 5/7/2008                             4.88                            4.606
 5/8/2008                             4.88                            4.543
 5/9/2008                             4.85                            4.523
5/12/2008                             4.81                            4.535
5/13/2008                             4.80                            4.639
5/14/2008                             4.81                            4.614
5/15/2008                             4.76                            4.552
5/16/2008                             4.73                            4.575
5/19/2008                             4.70                            4.573
5/20/2008                             4.70                            4.530
5/21/2008                             4.67                            4.540
5/22/2008                             4.67                            4.622
5/23/2008                             4.69                            4.569
5/26/2008                             4.69                            4.574
5/27/2008                             4.67                            4.642
5/28/2008                             4.70                            4.689
5/29/2008                             4.72                            4.749
5/30/2008                             4.74                            4.716
 6/2/2008                             4.72                            4.671
 6/3/2008                             4.72                            4.622
 6/4/2008                             4.71                            4.699
 6/5/2008                             4.71                            4.737
 6/6/2008                             4.72                            4.625
 6/9/2008                             4.70                            4.631
6/10/2008                             4.72                            4.700
6/11/2008                             4.74                            4.695
6/12/2008                             4.74                            4.758
6/13/2008                             4.81                            4.790
6/16/2008                             4.82                            4.792
6/17/2008                             4.83                            4.769
6/18/2008                             4.83                            4.714
6/19/2008                             4.86                            4.759
6/20/2008                             4.87                            4.725
6/23/2008                             4.90                            4.702
6/24/2008                             4.92                            4.637
6/25/2008                             4.92                            4.644
6/26/2008                             4.93                            4.602
6/27/2008                             4.91                            4.522
6/30/2008                             4.87                            4.525
 7/1/2008                             4.86                            4.549
 7/2/2008                             4.83                            4.503
 7/3/2008                             4.80                            4.536
 7/4/2008                             4.80                            4.534
 7/7/2008                             4.80                            4.485
 7/8/2008                             4.75                            4.451
 7/9/2008                             4.71                            4.419
7/10/2008                             4.68                            4.415
7/11/2008                             4.65                            4.541
7/14/2008                             4.65                            4.447
7/15/2008                             4.64                            4.459
7/16/2008                             4.61                            4.586
7/17/2008                             4.64                            4.608
7/18/2008                             4.64                            4.649
7/21/2008                             4.67                            4.622
7/22/2008                             4.69                            4.660
7/23/2008                             4.76                            4.675
7/24/2008                             4.79                            4.602
7/25/2008                             4.77                            4.686
7/28/2008                             4.79                            4.602
7/29/2008                             4.78                            4.625
7/30/2008                             4.80                            4.646
7/31/2008                             4.80                            4.574
 8/1/2008                             4.80                            4.562
 8/4/2008                             4.80                            4.591
 8/5/2008                             4.80                            4.642
 8/6/2008                             4.80                            4.694
 8/7/2008                             4.83                            4.556
 8/8/2008                             4.83                            4.538
8/11/2008                             4.81                            4.607
8/12/2008                             4.83                            4.538
8/13/2008                             4.81                            4.564
8/14/2008                             4.81                            4.522
8/15/2008                             4.79                            4.468
8/18/2008                             4.77                            4.439
8/19/2008                             4.77                            4.466
8/20/2008                             4.77                            4.446
8/21/2008                             4.74                            4.463
8/22/2008                             4.74                            4.467
8/25/2008                             4.76                            4.395
8/26/2008                             4.74                            4.388
8/27/2008                             4.74                            4.382
8/28/2008                             4.74                            4.377
8/29/2008                             4.74                            4.424
 9/1/2008                             4.74                            4.424
 9/2/2008                             4.73                            4.356
 9/3/2008                             4.73                            4.319
 9/4/2008                             4.72                            4.260
 9/5/2008                             4.69                            4.303
 9/8/2008                             4.68                            4.267
 9/9/2008                             4.68                            4.171
9/10/2008                             4.68                            4.227
9/11/2008                             4.68                            4.222
9/12/2008                             4.68                            4.316
9/15/2008                             4.66                            4.024
9/16/2008                             4.66                            4.092
9/17/2008                             4.69                            4.074
9/18/2008                             4.76                            4.190
9/19/2008                             4.93                            4.383
9/22/2008                             5.03                            4.422
9/23/2008                             5.07                            4.381
9/24/2008                             5.06                            4.413
9/25/2008                             5.12                            4.410
9/26/2008                             5.15                            4.371
9/29/2008                             5.17                            4.114
9/30/2008                             5.20                            4.312

Source: Bloomberg Finance L.P.

                                   [END CHART]

           Data from 3/31/08 through 9/30/08.

    The lack of liquidity in the credit markets drove municipal, mortgage, and corporate bond yields higher as investors fled to the safety of U.S. government securities, pushing Treasury yields lower. The yield on 30-year tax-exempt AAA general obligation bonds was 4.96% on April 1, 2008, falling to 4.61% on July 16, 2008, and rising dramatically to close the period at 5.20% on September 30, 2008. Trading at 121% of Treasuries, municipals were at historically cheap levels.

    The tax-exempt market was volatile throughout the period, particularly in September as new liquidity challenges emerged. Certain institutional investors were forced to sell their municipal holdings to raise cash. The selling flooded the market with supply, depressing prices and boosting yields.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

o   WHAT ARE THE CONDITIONS IN THE STATE OF CALIFORNIA?

    California's fiscal problems continue to worsen as a result of the weaker economy, spending pressures, the housing market downturn, and a growing unemployment rate. The recent decline in the financial markets is likely to exacerbate economic conditions and lead to lower tax collections, negatively affecting California's structural budget deficit. Voter-approved borrowing measures also are expected to increase the state's debt significantly. California's current ratings are A1 by Moody's Investors Service, A+ (stable outlook) by Standard & Poor's Ratings, and A+ by Fitch Ratings.

o   WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

    We continued to invest the Fund in a diversified portfolio of longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax (AMT) for individuals.

    Our investments have an income orientation because OVER TIME INCOME -- NOT SHARE PRICE CHANGE -- USUALLY PROVIDES THE MAJORITY OF A BOND'S TOTAL RETURN.

    We do not rely on credit agencies or bond insurers to do our work for us. We conduct our own research to identify opportunities not only in highly rated bonds but also among attractively priced medium-grade securities (rated BBB and A), which added incremental tax-exempt income to the Fund during the period.

o   WHAT IS THE OUTLOOK?

    Although the Fed may cut rates in the next few months, the direction of long-term rates is dependent on the market's expectations for inflation and long-term economic growth. The underlying credit quality of most municipalities remains solid. In recent years, many municipal issuers built up their financial reserves, and most are

================================================================================

6  | USAA CALIFORNIA BOND FUND

================================================================================

    responding to the economic slowdown by cutting budgets and looking for financially prudent ways to raise revenue.

    Until investors absorb the supply in the market, municipal bond prices are likely to remain under pressure. As municipal yields move back toward their historical average relative to taxable yields, it is likely municipal bonds will perform better, in our opinion. In the meantime, we plan to take advantage of the relative cheapness of municipal bonds to find attractive opportunities to seek to improve the Fund's long-term dividend yield, which is the largest contributor to your Fund's long-term total return (see dividend return information on page 10).

    We will continue working to seek to maximize the portfolio's after-tax total return. Thank you for the trust you have placed in us.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  7

================================================================================

FUND RECOGNITION

USAA CALIFORNIA BOND FUND

--------------------------------------------------------------------------------

                             LIPPER LEADER (OVERALL)

                                       [5]
                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense of 162 funds within the Lipper California Municipal Debt Funds category for the overall period ended September 30, 2008. The Fund received a Lipper Leader rating for Expense among 162, 149, and 95 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of September 30, 2008.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1.* Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2008, Reuters, All Rights Reserved.

*Effective November 7, 2007, the Lipper Leaders Rating System changed the numeric organization of its Lipper Leader classifications. While the formulas and underlying methodology remain the same, the highest 20% now are rated 5, or Lipper Leaders, and the lowest 20% are rated 1 for each measure. Previously, a rating of 5 was considered the lowest rating and 1 was considered the highest, or a Lipper Leader.

================================================================================

8  | USAA CALIFORNIA BOND FUND

================================================================================

INVESTMENT OVERVIEW

USAA CALIFORNIA BOND FUND (Ticker Symbol: USCBX)

--------------------------------------------------------------------------------
                                            9/30/08                   3/31/08
--------------------------------------------------------------------------------
Net Assets                              $647.3 Million            $687.7 Million
Net Asset Value Per Share                    $9.65                    $10.31

LAST 12 MONTHS:
Tax-Exempt Dividends Per Share              $0.490                    $0.485
Capital Gain Distributions Per Share        $0.018                    $0.018

--------------------------------------------------------------------------------
                                           9/30/08                   3/31/08
--------------------------------------------------------------------------------
Dollar-Weighted Average
Portfolio Maturity                       17.4 Years                17.6 Years

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
SIX-MONTH TOTAL RETURN            30-DAY SEC YIELD*             EXPENSE RATIO(+)
--------------------------------------------------------------------------------
3/31/08 to 9/30/08                 As of 9/30/08                     0.51%
     -4.14%**                          4.61%

*Calculated as prescribed by the Securities and Exchange Commission.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

(+) THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No  adjustment  has  been  made  for  taxes  payable  by  shareholders  on their
reinvested  net   investment   income   dividends  and  realized   capital  gain
distributions.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT
OF DIVIDENDS -- PERIODS ENDED SEPTEMBER 30, 2008

--------------------------------------------------------------------------------
                           TOTAL RETURN  =  DIVIDEND RETURN  +  PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS                       3.28%     =        4.70%      +     (1.42)%
5 YEARS                        1.92%     =        4.34%      +     (2.42)%
1 YEAR                        (5.92)%    =        4.31%      +    (10.23)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDED SEPTEMBER 30, 2008

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                 TOTAL RETURN        DIVIDEND RETURN       CHANGE IN SHARE PRICE
                 ------------        ---------------       ---------------------
9/30/1999           -3.00%                4.93%                   -7.93%
9/30/2000            6.37                 5.71                     0.66
9/30/2001            9.79                 5.37                     4.42
9/30/2002            7.91                 4.94                     2.97
9/30/2003            2.64                 4.45                    -1.81
9/30/2004            5.06                 4.50                     0.56
9/30/2005            4.65                 4.39                     0.26
9/30/2006            4.50                 4.43                     0.07
9/30/2007            1.76                 4.29                    -2.53
9/30/2008           -5.92                 4.31                   -10.23

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA CALIFORNIA BOND FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund's Dividend Return for the periods ended 9/30/08, and assuming California state tax
rates of:                              8.00%       9.30%       9.30%       9.30%
and assuming marginal federal tax
rates of:                             25.00%      28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:

PERIOD             DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years                4.70%          6.81%       7.20%       7.73%       7.97%
5 Years                 4.34%          6.29%       6.65%       7.14%       7.36%
1 Year                  4.31%          6.25%       6.60%       7.09%       7.31%

To match the Fund's closing 30-day SEC Yield of 4.61%, on 9/30/08,
A FULLY TAXABLE INVESTMENT MUST PAY:   6.68%       7.06%       7.59%       7.82%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, or the federal alternative minimum tax. Based on 2007 tax rates.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        LEHMAN BROTHERS             LIPPER CALIFORNIA            USAA CALIFORNIA
                     MUNICIPAL BOND INDEX      MUNICIPAL DEBT FUNDS INDEX           BOND FUND
                     --------------------      --------------------------         --------------
09/30/98                  $10,000.00                   $10,000.00                   $10,000.00
10/31/98                    9,999.79                     9,965.70                     9,954.04
11/30/98                   10,034.83                    10,010.57                    10,006.72
12/31/98                   10,060.12                    10,016.80                    10,014.42
01/31/99                   10,179.73                    10,128.04                    10,134.28
02/28/99                   10,135.37                    10,077.97                    10,088.00
03/31/99                   10,149.25                    10,096.80                    10,098.63
04/30/99                   10,174.54                    10,111.68                    10,106.07
05/31/99                   10,115.67                    10,031.94                    10,028.51
06/30/99                    9,970.15                     9,867.52                     9,841.57
07/31/99                   10,006.43                     9,886.60                     9,847.66
08/31/99                    9,926.20                     9,763.63                     9,719.96
09/30/99                    9,930.35                     9,756.91                     9,699.63
10/31/99                    9,822.76                     9,587.64                     9,483.79
11/30/99                    9,927.24                     9,684.30                     9,557.98
12/31/99                    9,853.23                     9,582.36                     9,491.21
01/31/00                    9,810.32                     9,514.76                     9,424.09
02/29/00                    9,924.34                     9,670.22                     9,580.85
03/31/00                   10,141.17                     9,918.36                     9,804.41
04/30/00                   10,081.26                     9,828.22                     9,733.16
05/31/00                   10,028.82                     9,779.36                     9,696.55
06/30/00                   10,294.57                    10,061.56                     9,999.46
07/31/00                   10,437.81                    10,223.59                    10,169.81
08/31/00                   10,598.67                    10,445.11                    10,369.60
09/30/00                   10,543.53                    10,380.50                    10,317.27
10/31/00                   10,658.58                    10,475.50                    10,432.05
11/30/00                   10,739.22                    10,552.65                    10,526.54
12/31/00                   11,004.56                    10,823.84                    10,853.31
01/31/01                   11,113.60                    10,869.69                    10,833.21
02/28/01                   11,148.84                    10,904.80                    10,879.04
03/31/01                   11,248.76                    10,975.53                    10,983.09
04/30/01                   11,126.87                    10,760.09                    10,713.14
05/31/01                   11,246.68                    10,893.02                    10,828.29
06/30/01                   11,321.93                    10,962.61                    10,891.94
07/31/01                   11,489.64                    11,144.07                    11,100.87
08/31/01                   11,678.90                    11,429.36                    11,408.80
09/30/01                   11,639.72                    11,358.53                    11,328.80
10/31/01                   11,778.40                    11,478.35                    11,427.50
11/30/01                   11,679.11                    11,375.16                    11,341.82
12/31/01                   11,568.62                    11,246.67                    11,210.05
01/31/02                   11,769.28                    11,402.95                    11,335.49
02/28/02                   11,911.07                    11,528.40                    11,463.04
03/31/02                   11,677.66                    11,264.51                    11,226.63
04/30/02                   11,905.89                    11,462.35                    11,407.19
05/31/02                   11,978.24                    11,548.79                    11,476.00
06/30/02                   12,104.89                    11,638.43                    11,560.06
07/31/02                   12,260.57                    11,769.55                    11,690.03
08/31/02                   12,407.96                    11,936.35                    11,887.40
09/30/02                   12,679.73                    12,255.30                    12,227.86
10/31/02                   12,469.53                    11,925.82                    11,876.91
11/30/02                   12,417.70                    11,892.80                    11,848.05
12/31/02                   12,679.73                    12,143.83                    12,140.91
01/31/03                   12,647.60                    12,041.87                    12,057.78
02/28/03                   12,824.42                    12,227.14                    12,299.06
03/31/03                   12,832.09                    12,218.44                    12,308.55
04/30/03                   12,916.88                    12,321.27                    12,441.15
05/31/03                   13,219.32                    12,623.14                    12,773.39
06/30/03                   13,163.14                    12,521.84                    12,619.07
07/31/03                   12,702.53                    12,044.36                    12,080.84
08/31/03                   12,797.26                    12,124.70                    12,227.55
09/30/03                   13,173.51                    12,473.62                    12,551.12
10/31/03                   13,107.17                    12,438.89                    12,498.92
11/30/03                   13,243.78                    12,593.57                    12,677.51
12/31/03                   13,353.44                    12,698.63                    12,784.39
01/31/04                   13,429.93                    12,758.53                    12,807.84
02/29/04                   13,632.05                    12,980.90                    13,058.38
03/31/04                   13,584.58                    12,904.88                    12,990.33
04/30/04                   13,262.85                    12,589.87                    12,649.82
05/31/04                   13,214.76                    12,540.21                    12,601.62
06/30/04                   13,262.85                    12,599.70                    12,660.52
07/31/04                   13,437.40                    12,763.25                    12,836.63
08/31/04                   13,706.68                    13,018.29                    13,080.39
09/30/04                   13,779.44                    13,099.07                    13,186.52
10/31/04                   13,898.01                    13,215.19                    13,316.31
11/30/04                   13,783.38                    13,113.18                    13,175.48
12/31/04                   13,951.70                    13,285.45                    13,402.52
01/31/05                   14,082.09                    13,438.44                    13,542.77
02/28/05                   14,035.24                    13,393.71                    13,496.03
03/31/05                   13,946.73                    13,307.03                    13,388.67
04/30/05                   14,166.67                    13,529.40                    13,607.54
05/31/05                   14,266.79                    13,633.34                    13,702.86
06/30/05                   14,355.31                    13,722.72                    13,800.13
07/31/05                   14,290.42                    13,670.19                    13,750.99
08/31/05                   14,434.70                    13,823.57                    13,885.17
09/30/05                   14,337.48                    13,721.33                    13,802.69
10/31/05                   14,250.42                    13,637.41                    13,712.90
11/30/05                   14,318.82                    13,693.07                    13,774.16
12/31/05                   14,441.96                    13,829.30                    13,911.22
01/31/06                   14,480.93                    13,866.55                    13,932.79
02/28/06                   14,578.15                    13,977.61                    14,070.94
03/31/06                   14,477.61                    13,892.80                    13,973.72
04/30/06                   14,472.64                    13,867.09                    13,932.55
05/31/06                   14,537.11                    13,944.21                    13,996.09
06/30/06                   14,482.38                    13,882.98                    13,936.27
07/31/06                   14,654.65                    14,050.96                    14,098.97
08/31/06                   14,872.10                    14,266.25                    14,329.67
09/30/06                   14,975.54                    14,357.68                    14,421.64
10/31/06                   15,069.45                    14,456.16                    14,535.00
11/30/06                   15,195.07                    14,581.03                    14,690.81
12/31/06                   15,141.38                    14,521.64                    14,624.67
01/31/07                   15,102.61                    14,496.64                    14,581.04
02/28/07                   15,301.62                    14,673.83                    14,779.35
03/31/07                   15,263.89                    14,630.10                    14,714.38
04/30/07                   15,309.08                    14,679.64                    14,765.79
05/31/07                   15,241.29                    14,612.51                    14,685.24
06/30/07                   15,162.31                    14,519.09                    14,592.76
07/31/07                   15,279.85                    14,596.17                    14,631.13
08/31/07                   15,213.93                    14,418.21                    14,406.78
09/30/07                   15,439.06                    14,630.86                    14,674.11
10/31/07                   15,507.88                    14,679.93                    14,729.53
11/30/07                   15,606.76                    14,694.34                    14,747.19
12/31/07                   15,650.08                    14,662.85                    14,701.47
01/31/08                   15,847.43                    14,795.39                    14,796.62
02/29/08                   15,121.89                    13,972.88                    13,888.12
03/31/08                   15,554.11                    14,386.23                    14,402.32
04/30/08                   15,736.11                    14,593.70                    14,711.54
05/31/08                   15,831.26                    14,697.32                    14,812.03
06/30/08                   15,652.57                    14,516.80                    14,586.23
07/31/08                   15,712.07                    14,492.37                    14,488.51
08/31/08                   15,895.94                    14,656.14                    14,675.86
09/30/08                   15,150.50                    13,859.07                    13,805.61

                                   [END CHART]

              Data from 9/30/98 through 9/30/08.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA California Bond Fund to the following benchmarks:

o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper California Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper California Municipal Debt Funds category that limit their assets to those securities exempt from taxation in the state of California.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA CALIFORNIA BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                USAA CALIFORNIA               LIPPER CALIFORNIA
                                   BOND FUND             MUNICIPAL DEBT FUNDS AVERAGE
9/30/1999                            5.50%                          4.74%
9/30/2000                            5.39                           4.72
9/30/2001                            4.98                           4.44
9/30/2002                            4.51                           4.20
9/30/2003                            4.42                           4.12
9/30/2004                            4.35                           4.04
9/30/2005                            4.31                           3.93
9/30/2006                            4.29                           3.85
9/30/2007                            4.44                           3.90
9/30/2008                            5.08                           4.38

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/99 to 9/30/08.

The Lipper California Municipal Debt Funds Average is an average performance level of all California municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

              TOP 10 INDUSTRIES AS OF 9/30/08
                     (% of Net Assets)

Hospital ..........................................  20.2%
Escrowed Bonds ....................................  19.7%
Real Estate Tax/Fee ...............................   9.4%
Special Assessment/Tax/Fee ........................   9.3%
Appropriated Debt .................................   7.8%
General Obligation ................................   7.8%
Water/Sewer Utility ...............................   5.8%
Nursing/CCRC ......................................   5.1%
Multifamily Housing ...............................   4.0%
Electric/Gas Utilities ............................   3.5%

You will find a complete list of securities that the Fund owns on pages 15-19.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o PORTFOLIO RATINGS MIX -- 9/30/2008 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                 10%
AA                                                                  38%
A                                                                   38%
BBB                                                                 13%
Securities with Short-Term Investment-Grade Ratings                  1%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

      Percentages are of the total market value of the Fund's investments.

================================================================================

14  | USAA CALIFORNIA BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program or California State General Obligation.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    CCD      Community College District
    ETM      Escrowed to final maturity
    PRE      Prerefunded to a date prior to maturity
    USD      Unified School District

================================================================================

16  | USAA CALIFORNIA BOND FUND

================================================================================

INVESTMENTS

-------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                    MARKET
AMOUNT                                                                        COUPON        FINAL             VALUE
(000)       SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (97.1%)

            CALIFORNIA (97.1%)
  $ 4,500   Antelope Valley Healthcare District (INS)                          5.20%       1/01/2027       $  4,240
   16,700   Association of Bay Area Governments (INS)                          6.20       11/01/2029         16,039
   17,520   Association of Bay Area Governments (INS)                          4.75        3/01/2036         14,509
    6,100   Baldwin Park USD (INS)                                             5.00(a)     8/01/2031          1,419
    6,375   Baldwin Park USD (INS)                                             5.01(a)     8/01/2032          1,398
   14,595   Chabot-Las Positas CCD (INS)                                       5.06(a)     8/01/2034          2,987
   10,000   Chabot-Las Positas CCD (INS)                                       5.07(a)     8/01/2035          1,896
   12,605   Coast CCD (INS)                                                    5.48(a)     8/01/2034          2,636
    5,000   Coronado Community Dev. Agency (INS)(PRE)                          5.60        9/01/2030          5,385
    4,140   Educational Facilities Auth. (INS)(PRE)                            5.75       11/01/2030          4,409
    1,860   Educational Facilities Auth. (INS)                                 5.75       11/01/2030          1,867
    3,190   Escondido (INS)(PRE)                                               5.75        9/01/2030          3,412
    2,755   Escondido (INS)                                                    5.75        9/01/2030          2,770
    2,000   Fontana USD (INS)                                                  5.75        5/01/2022          2,043
    1,500   Fresno (INS)                                                       5.50        7/01/2030          1,490
   18,000   Golden State Tobacco Securitization,
              4.55%, 6/01/2010 (INS)                                           4.57(b)     6/01/2022         14,104
   17,000   Golden State Tobacco Securitization                                5.00        6/01/2033         12,403
   10,000   Golden State Tobacco Securitization (INS)                          5.00        6/01/2035          8,319
    1,000   Health Facilities Financing Auth. (NBGA)                           5.50        1/01/2019          1,001
    2,200   Health Facilities Financing Auth. (NBGA)                           5.00       11/01/2024          2,039
    2,000   Health Facilities Financing Auth. (NBGA)                           5.00       11/01/2029          1,780
   16,510   Health Facilities Financing Auth.                                  5.00       11/15/2034         14,393
   11,230   Health Facilities Financing Auth. (NBGA)                           5.00        7/01/2036          9,830
    6,000   Health Facilities Financing Auth.                                  5.25        4/01/2039          5,420
   17,085   Health Facilities Financing Auth.                                  5.25       11/15/2046         15,156
    3,000   Housing Finance Agency (INS)                                       6.05        8/01/2027          3,071
    9,310   Indio Redevelopment Agency                                         5.25        8/15/2031          8,393
    2,630   Indio Redevelopment Agency                                         5.25        8/15/2035          2,349
    1,000   Infrastructure and Economic Dev. Bank                              5.63        7/01/2020          1,012
    1,250   Infrastructure and Economic Dev. Bank                              5.75        7/01/2030          1,198
    6,000   Inland Empire Tobacco Securitization Auth.,
              5.75%, 12/01/2011                                                5.75(b)     6/01/2026          3,773
    5,000   Irvine USD Financing Auth. (INS)                                   5.00        9/01/2038          4,315
    3,875   Long Beach Bond Finance Auth.                                      5.00       11/15/2035          2,783
   10,700   Los Angeles Department of Water and Power                          5.00        7/01/2030         10,077
   10,000   Los Angeles Municipal Improvement Corp. (INS)                      4.75        8/01/2032          8,629
    1,000   Los Banos Redevelopment Agency (INS)                               5.00        9/01/2036            814

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                    MARKET
AMOUNT                                                                        COUPON        FINAL             VALUE
(000)       SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
  $10,000   Madera Redevelopment Agency                                        5.38%       9/01/2038       $  8,933
    7,070   Marina Coast Water District (INS)                                  5.00        6/01/2037          6,338
    7,500   Monterey Peninsula CCD (INS)                                       5.11(a)     8/01/2029          2,123
    1,405   Municipal Finance Auth. (INS)                                      5.00        6/01/2031          1,145
    1,000   Municipal Finance Auth. (INS)                                      5.00        6/01/2036            785
    5,000   Norwalk Redevelopment Agency (INS)                                 5.00       10/01/2030          4,405
    3,500   Norwalk Redevelopment Agency (INS)                                 5.00       10/01/2035          3,043
    7,500   Norwalk-La Mirada USD (INS)                                        5.00(a)     8/01/2030          2,067
   15,200   Oakland USD (INS)(PRE)                                             5.50        8/01/2024         16,024
    5,500   Palomar Pomerado Health (INS)                                      4.89(a)     8/01/2026          1,881
    4,030   Poway Redevelopment Agency (INS)(PRE)                              5.75        6/15/2033          4,381
      970   Poway Redevelopment Agency (INS)                                   5.75        6/15/2033            979
    2,400   Public Works Board                                                 5.25        6/01/2024          2,301
    2,500   Public Works Board                                                 5.25        6/01/2025          2,378
    6,500   Public Works Board                                                 5.00       11/01/2029          6,120
    7,900   Public Works Board                                                 5.25        6/01/2030          7,395
    6,875   Public Works Board                                                 5.00        4/01/2031          6,165
    5,470   Public Works Board                                                 5.00        4/01/2031          4,905
    5,705   Public Works Board                                                 5.00        4/01/2031          5,116
    6,775   Regents of Univ. of California (INS)                               4.75        5/15/2030          6,066
    5,000   Regents of Univ. of California (INS)                               4.75        5/15/2031          4,458
   10,000   Riverside County Public Financing Auth. (INS)                      4.75       10/01/2035          8,304
    7,030   Sacramento City Financing Auth. (INS)                              5.00       12/01/2036          6,444
   20,225   Sacramento County Sanitation District
              Finance Auth. (INS)(PRE)                                         5.63       12/01/2030         21,721
   10,990   Sacramento Municipal Utility District
              Financing Auth. (INS)                                            4.75        7/01/2025          9,435
   12,805   San Bernardino County Redevelopment Agency (INS)                   5.00        9/01/2030         10,677
   11,340   San Bernardino County Redevelopment Agency (INS)                   5.00        9/01/2035          9,105
    1,110   San Diego County                                                   5.00        9/01/2023            965
    8,000   San Francisco Bay Area Rapid Transit District (INS)(PRE)           5.50        7/01/2029          8,280
    3,190   San Francisco City and County Airport (INS)(PRE)                   5.63        5/01/2025          3,380
    3,500   San Francisco City and County Airport                              5.25        5/01/2026          3,289
    8,845   San Francisco City and County Airport (INS)(PRE)                   5.63        5/01/2030          9,371
    5,000   San Francisco City and County Redevelopment
              Financing Auth. (INS)                                            4.88        8/01/2036          3,976
    4,270   San Jose Multifamily Housing                                       4.95        4/01/2012          4,357
    4,000   San Jose Redevelopment Agency (INS)                                4.45        8/01/2032          3,228
   14,000   Santa Ana USD (INS)                                                5.70        8/01/2029         14,093
   11,215   Santa Clara Valley Water District (INS)(PRE)                       5.63        2/01/2025         11,565

================================================================================

18  | USAA CALIFORNIA BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                    MARKET
AMOUNT                                                                        COUPON        FINAL             VALUE
(000)       SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
  $ 1,750   Sierra View Local Health Care District                             5.25%       7/01/2037       $  1,475
    9,645   Solano CCD (INS)                                                   4.96(a)     8/01/2028          2,761
    9,735   Solano CCD (INS)                                                   5.00(a)     8/01/2030          2,424
   10,000   South Orange County Public Financing Auth. (INS)                   5.00        8/15/2032          9,008
    6,470   State (INS)(PRE)                                                   5.88       10/01/2026          6,771
    2,740   State (INS)(PRE)                                                   5.88       10/01/2026          2,867
   27,825   State (INS)(PRE)                                                   5.75        3/01/2030         29,298
    6,000   State                                                              4.50        8/01/2030          5,125
    1,420   State                                                              5.00        3/01/2032          1,310
    5,000   State                                                              5.00       12/01/2032          4,605
    5,000   State                                                              4.50       10/01/2036          4,135
   10,000   State (NBGA)                                                       4.50       12/01/2037          7,991
    5,000   Statewide Communities Dev. Auth. (INS)                             5.50        8/01/2022          4,588
    2,225   Statewide Communities Dev. Auth. (INS)                             4.50        2/01/2027          1,738
   11,795   Statewide Communities Dev. Auth. (NBGA)                            5.00       12/01/2027         10,775
    5,115   Statewide Communities Dev. Auth.                                   5.00        5/15/2031          4,204
    5,000   Statewide Communities Dev. Auth.                                   5.50        7/01/2031          4,564
   17,500   Statewide Communities Dev. Auth.                                   5.25        8/01/2031         16,102
    3,370   Statewide Communities Dev. Auth.                                   5.00        5/15/2032          2,755
    8,000   Statewide Communities Dev. Auth.                                   5.50       11/01/2032          7,581
   13,400   Statewide Communities Dev. Auth.                                   4.75        4/01/2033         11,234
    5,000   Statewide Communities Dev. Auth. (INS)                             4.60        2/01/2037          3,629
   13,000   Statewide Communities Dev. Auth. (NBGA)                            5.00       12/01/2037         11,315
    9,000   Statewide Communities Dev. Auth.                                   5.00        5/15/2038          7,170
    3,500   Statewide Communities Dev. Auth. (NBGA)                            5.75        8/15/2038          3,251
    2,500   Statewide Communities Dev. Auth.                                   5.00       11/15/2038          2,169
   19,080   Suisun City Public Financing Auth.                                 5.37(a)    10/01/2033          3,949
   14,675   Vallejo Sanitation and Flood Control District (INS)                5.00        7/01/2019         13,924
    7,000   Vista (INS)                                                        5.00        5/01/2037          6,340
    7,085   Washington Township Health Care District                           5.13        7/01/2023          6,542
    6,080   Washington Township Health Care District                           5.00        7/01/2037          5,099
    1,245   Watsonville (ETM)                                                  6.20        7/01/2012          1,326
                                                                                                           --------
            Total Fixed-Rate Instruments (cost: $693,478)                                                   628,582
                                                                                                           --------
            VARIABLE-RATE DEMAND NOTES (0.7%)

            CALIFORNIA (0.7%)
    4,400   Health Facilities Finance Auth.
              (LOC - Wachovia Bank, N.A.) (cost: $4,400)                       6.70        9/01/2025          4,400
                                                                                                           --------

            TOTAL INVESTMENTS (COST: $697,878)                                                             $632,982
                                                                                                           ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

See accompanying notes to financial statements.

================================================================================

20  | USAA CALIFORNIA BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $697,878)         $632,982
  Cash                                                                     5,302
  Receivables:
     Capital shares sold                                                     292
     Interest                                                              9,356
     Securities sold                                                         827
                                                                        --------
        Total assets                                                     648,759
                                                                        --------
LIABILITIES
  Payables:
     Capital shares redeemed                                                 475
     Dividends on capital shares                                             764
  Accrued management fees                                                    152
  Accrued transfer agent's fees                                                1
  Other accrued expenses and payables                                         22
                                                                        --------
        Total liabilities                                                  1,414
                                                                        --------
           Net assets applicable to capital shares outstanding          $647,345
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $709,864
  Accumulated undistributed net investment income                             31
  Accumulated net realized gain on investments                             2,346
  Net unrealized depreciation of investments                             (64,896)
                                                                        --------
           Net assets applicable to capital shares outstanding          $647,345
                                                                        ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                             67,101
                                                                        ========
  Net asset value, redemption price, and offering price per share       $   9.65
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2008 (unaudited)

================================================================================

INVESTMENT INCOME
  Interest income                                                       $ 18,243
                                                                        --------
EXPENSES
  Management fees                                                          1,037
  Administration and servicing fees                                          523
  Transfer agent's fees                                                      106
  Custody and accounting fees                                                 54
  Postage                                                                      7
  Shareholder reporting fees                                                  11
  Trustees' fees                                                               6
  Professional fees                                                           30
  Other                                                                        9
                                                                        --------
        Total expenses                                                     1,783
  Expenses paid indirectly                                                    (1)
                                                                        --------
        Net expenses                                                       1,782
                                                                        --------
NET INVESTMENT INCOME                                                     16,461
                                                                        --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss                                                       (1,272)
  Change in net unrealized appreciation/depreciation                     (43,634)
                                                                        --------
        Net realized and unrealized loss                                 (44,906)
                                                                        --------
  Decrease in net assets resulting from operations                      $(28,445)
                                                                        ========

See accompanying notes to financial statements.

================================================================================

22  | USAA CALIFORNIA BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2008 (unaudited), and year ended March 31, 2008

--------------------------------------------------------------------------------

                                                                    9/30/2008      3/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                              $ 16,461       $ 32,142
  Net realized gain (loss) on investments                              (1,272)         3,779
  Change in net unrealized appreciation/depreciation of
     investments                                                      (43,634)       (50,514)
                                                                     -----------------------
     Decrease in net assets resulting from operations                 (28,445)       (14,593)
                                                                     -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (16,430)       (32,142)
  Net realized gains                                                        -         (1,171)
                                                                     -----------------------
     Distributions to shareholders                                    (16,430)       (33,313)
                                                                     -----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                            35,639         73,987
  Reinvested dividends                                                 11,584         23,556
  Cost of shares redeemed                                             (42,705)       (87,896)
                                                                     -----------------------
     Increase in net assets from capital share transactions             4,518          9,647
                                                                     -----------------------
  Net decrease in net assets                                          (40,357)       (38,259)

NET ASSETS
  Beginning of period                                                 687,702        725,961
                                                                     -----------------------
  End of period                                                      $647,345       $687,702
                                                                     =======================
Accumulated undistributed net investment income:
  End of period                                                      $     31       $      -
                                                                     -----------------------
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                           3,431          6,890
  Shares issued for dividends reinvested                                1,131          2,209
  Shares redeemed                                                      (4,139)        (8,189)
                                                                     -----------------------
     Increase in shares outstanding                                       423            910
                                                                     =======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

     1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

     2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

24  | USAA CALIFORNIA BOND FUND

================================================================================

     3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors
         considered  in  determining  the  fair  value  of  securities   include
         fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

     transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

     Level  1  --  inputs  to  the  valuation   methodology  are  quoted  prices
     (unadjusted) in active markets for identical securities.

     Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

     Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

     The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets carried at fair value:

     VALUATION INPUTS                                          INVESTMENTS IN SECURITIES
     -----------------------------------------------------------------------------------
     Level 1 -- Quoted Prices                                         $          -
     Level 2 -- Other Significant Observable Inputs                    632,982,000
     Level 3 -- Significant Unobservable Inputs                                  -
     -----------------------------------------------------------------------------------
     Total                                                            $632,982,000
     -----------------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term

================================================================================

26  | USAA CALIFORNIA BOND FUND

================================================================================

     securities and the straight-line method for short-term securities. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of September 30, 2008.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2008, these custodian and other bank credits reduced the Fund's expenses by $1,000.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

     requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 1.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2008.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2009, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

28  | USAA CALIFORNIA BOND FUND

================================================================================

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of September 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2008, were $32,055,000 and $21,373,000, respectively.

As of September 30, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2008, were $8,326,000 and $73,222,000, respectively, resulting in net unrealized depreciation of $64,896,000.

(5)  TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Funds Index, which tracks the total

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

     return performance of the 30 largest funds in the Lipper California Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the six-month period ended September 30, 2008, the Fund's effective annualized base fee was 0.31% of the Fund's average net assets for the same period.

     The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

     OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
     RELATIVE TO INDEX(1)                AS A % OF THE FUND'S AVERAGE NET ASSETS
     ---------------------------------------------------------------------------
     +/- 0.20% to 0.50%                  +/- 0.04%
     +/- 0.51% to 1.00%                  +/- 0.05%
     +/- 1.01% and greater               +/- 0.06%

     (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

     Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper California Municipal Debt Funds Index

================================================================================

30  | USAA CALIFORNIA BOND FUND

================================================================================

     over that period, even if the Fund had overall negative returns during the performance period.

     For the six-month period ended September 30, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $1,037,000, which is net of a performance adjustment of $(47,000) that decreased the base management fee of 0.31% by 0.01%.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $523,000.

     In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2008, the Fund reimbursed the Manager $5,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $106,000.

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7)  NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

32  | USAA CALIFORNIA BOND FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                     PERIOD ENDED
                                     SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                                     ----------------------------------------------------------------------------------------
                                         2008            2008           2007           2006             2005             2004
                                     ----------------------------------------------------------------------------------------
Net asset value at
   beginning of period               $  10.31        $  11.04       $  11.07       $  11.12         $  11.31         $  11.25
                                     ----------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                  .24             .49            .48            .48              .49              .49
   Net realized and
     unrealized gain (loss)              (.66)           (.71)           .10           (.00)(a)         (.15)             .12
                                     ----------------------------------------------------------------------------------------
Total from investment
   operations                            (.42)           (.22)           .58            .48              .34              .61
                                     ----------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                 (.24)           (.49)          (.48)          (.48)            (.49)            (.49)
   Realized capital gains                   -            (.02)          (.13)          (.05)            (.04)            (.06)
                                     ----------------------------------------------------------------------------------------
Total distributions                      (.24)           (.51)          (.61)          (.53)            (.53)            (.55)
                                     ----------------------------------------------------------------------------------------
Net asset value at end
   of period                         $   9.65        $  10.31       $  11.04       $  11.07         $  11.12         $  11.31
                                     ========================================================================================
Total return (%)*                       (4.14)          (2.11)          5.31           4.34             3.07             5.54
Net assets at end
   of period (000)                   $647,345        $687,702       $725,961       $694,755         $669,171         $674,807
Ratios to average
   net assets:**
   Expenses (%)(c)                        .51(b)          .51            .53            .56              .57              .58
   Net investment
     income (%)                          4.72(b)         4.52           4.33           4.28             4.38             4.36
Portfolio turnover (%)                      3              21             31             37               14               21

  *   Assumes  reinvestment  of all net investment  income and realized  capital gain  distributions,  if any, during the period.  Includes  adjustments in accordance with U.S.  generally accepted  accounting  principles and could differ from the Lipper reported return.
 **   For the six-month period ended September 30, 2008, average net assets were $695,295,000.
(a)   Represents less than $0.01 per share.
(b)   Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c)   Reflects  total  operating  expenses of the Fund before  reductions of any expenses paid  indirectly.  The Fund's expenses paid indirectly  decreased the expense ratios as follows:

                                         (.00%)(+)       (.01%)         (.01%)         (.00%)(+)        (.00%)(+)        (.00%)(+)

      (+) Represents less than 0.01% of average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

EXPENSE EXAMPLE

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

34  | USAA CALIFORNIA BOND FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                     BEGINNING              ENDING               DURING PERIOD*
                                   ACCOUNT VALUE         ACCOUNT VALUE          APRIL 1, 2008 -
                                   APRIL 1, 2008      SEPTEMBER 30, 2008      SEPTEMBER 30, 2008
                                   -------------------------------------------------------------
Actual                               $1,000.00             $  958.60                 $2.50
Hypothetical
  (5% return before expenses)         1,000.00              1,022.51                  2.59

* Expenses are equal to the Fund's annualized expense ratio of 0.51%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (4.14)% for the six-month period of April 1, 2008, through September 30, 2008.

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

ADVISORY AGREEMENT

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees ("the Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel.

Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of

================================================================================

36  | USAA CALIFORNIA BOND FUND

================================================================================

fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring

================================================================================

                                                        ADVISORY AGREEMENT |  37

================================================================================

"best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads or front-end loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail and institutional open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates,

================================================================================

38  | USAA CALIFORNIA BOND FUND

================================================================================

including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and below its Lipper index for the one- and three-year periods ended December 31, 2007, and was above the average of its performance universe and its Lipper index for the five-year period ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2007, and was in the top 50% of its performance universe for the three- and five-year periods ended December 31, 2007. The Board took into account management's discussion of the Fund's recent performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that

================================================================================

                                                        ADVISORY AGREEMENT |  39

================================================================================

affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also noted that the Fund's contractual management fee is below or comparable to the asset-weighted average of funds up to $10 billion in its peer group as set forth in the report prepared by the independent third party. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

40  | USAA CALIFORNIA BOND FUND

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         activity, and fund prices; or exchange or
                                       redeem fund shares.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at usaa.com; and (iii) on the SEC's Web site at http://www.sec.gov. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

    USAA
    9800 FREDERICKSBURG ROAD                                      --------------
    SAN ANTONIO, TX 78288                                            PRSRT STD
                                                                    U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------


    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    39600-1108                               (C)2008, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    11-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11-20-2008
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11-20-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.